Contractual Maturities on Finance Lease Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Capital Leases Of Lessor [Abstract]
Contractual maturities, 2014	$ 3,921
Contractual maturities, 2015	3,939
Contractual maturities, 2016	1,048
Total	$ 8,908